Acquisitions	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions

NOTE 4 – ACQUISITIONS

Midtown Acquisition

On August 22, 2019, the Company acquired a franchisee store in Midtown, New York, as a corporate store (the “Midtown Acquisition”). The purchase price of the store was $121,464, of which $35,116 related to equipment purchased and the remaining $86,348 was accounted for as goodwill. The Company paid cash of approximately $35,000 and also assumed a liability of approximately $86,000 which was recorded in accounts payable and accrued expenses. During the year ended December 31, 2019, the Company recorded sales revenues from this location of approximately $299,000 in company restaurant sales, net of discounts on the consolidated statement of operations.

The unaudited pro-forma financial information in the table below summarizes the combined results of operations of the Company and the Midtown franchisee store as though the acquisition had occurred as of January 1, 2018. The pro forma financial information as presented below is for informational purposes only and is not necessarily indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the earliest period presented, nor does it intend to be a projection of future results.

	Pro Forma (Unaudited) For the Year Ended December 31,
	2019	2018
Revenues	$5,822,310	$7,190,901
Restaurant operating expenses	4,740,650	5,686,319
Total cost and expenses	9,405,961	10,681,544
Loss from Operations	(3,583,651)	(3,490,643)

Bronx Acquisition

On October 10, 2019, the Company acquired a former franchisee location in the Bronx, New York, as a corporate store (the “Bronx Acquisition”). The purchase price of the store was $600,000, of which $30,000 related to equipment purchased and the remaining $570,000 was accounted for as goodwill. The purchase price is payable as follows: $300,000 that was paid at closing and the remaining $300,000 is payable pursuant to a five-year promissory note with an eight percent interest rate. During the year ended December 31, 2019, the Company recorded sales revenues from this location of approximately $223,000 in company restaurant sales, net of discounts on the consolidated statement of operations.

The unaudited pro-forma financial information in the table below summarizes the combined results of operations of the Company and the Bronx franchisee store as though the acquisition had occurred as of January 1, 2018. The pro forma financial information as presented below is for informational purposes only and is not necessarily indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the earliest period presented, nor does it intend to be a projection of future results.

	Pro Forma (Unaudited) For the Year Ended December 31,
	2019	2018
Revenues	$6,045,035	$7,434,802
Restaurant operating expenses	4,912,302	5,867,535
Total cost and expenses	9,577,613	10,862,760
Loss from Operations	(3,532,578)	(3,427,958)

Sale of CTI

On May 24, 2018, the Company entered into a stock purchase agreement between John Guild, JohnG Solutions LLC and CTI in which the Company agreed to sell their 70% ownership in CTI for a total purchase price of $1.00. During the year ended December 31, 2018, the Company recorded a loss of $456,169 related to the sale of CTI, as follows:

Cash	$(1,973)
Accounts receivable, net	(84,653)
Accounts receivable from CTI	(429,171)
Property and equipment, net	(2,912)
Intangible assets, net	(13,086)
Loans receivable from related party, net	(2,387)
Security deposits and other assets	(300)
Accounts payable and accrued expenses	133,930
Deferred revenue	8,110
Net fair value of assets and liabilities sold	(392,442)
Accumulated deficit	8,272
Subtotal	(384,170)
Non-controlling interest	(71,999)
Loss on sale of CTI	$(456,169)